Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Trade Payables and Other Current Liabilities

(€’000)	As at December 31,
	2020	2019
Total Trade payables	4,736	6,969
Other current liabilities
Social security	319	482
Payroll accruals	1,653	1,750
Onerous contracts - current liabilities	488	—
Other current grant liabilities	1,838	666
Other current liabilities	1,317	350

Total Other current liabilities	5,614	3,248

Total Trade payables and other current liabilities	10,350	10,217